Accounts payable	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable

Note 16.      Accounts payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Trade creditors	3,443	3,299
Accounts payable to shareholders	1,716	1,378
Accounts payable to Board Members	1,387	—
Accounts payable to other related parties	673	—
Accounts payable to underwriters, promoters, and employees	901	1,150
Other accounts payable	1,953	1,136
Total accounts payable	10,073	6,963

As at December 31, 2024, accounts payable to Board Members are made up of:

-	a balance of USD 953,397 payable to Carlos Moreira in relation to accrued bonus and social charges thereon (see Note 34 for detail),
-	a balance of USD 381,359 payable to John O’Hara in relation to accrued bonus and social charges thereon (see Note 34 for detail), and
-	a balance of USD 51,852 payable to other Board Members in relation to their board fee (see Note 34 for detail).

Accounts payable to other related parties are made up of:

-	a balance of USD 435,757 payable to WISeCoin AG in relation to interest on an outstanding loan (see Notes 20 and 34 for detail), and
-	a balance of USD 236,877 payable to WISeKey SA in relation to recharge of employee costs (see Note 34 for detail).

Accounts payable to shareholders consist of short-term payables due to WISeKey International Holding Ltd in relation to interest on outstanding loans and the recharge of management services (see Notes 20 and 34).

Accounts payable to underwriters, promoters and employees consist primarily of payable balances to employees in relation to holidays, bonus and 13th month accruals across the Group.

Other accounts payable are mostly accruals of social charges in relation to the accrued liability to employees as well as accruals in relation to non-trade creditors such as various professional fees.